Advances for Vessels and Drilling Units under Construction and Acquisitions (Details) $ in Thousands	3 Months Ended	4 Months Ended		6 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Apr. 12, 2011 USD ($)	Apr. 27, 2011 USD ($)	Apr. 18, 2011 USD ($)	Jun. 23, 2011 USD ($)	Sep. 02, 2014 USD ($)	Sep. 20, 2012 USD ($)	Nov. 22, 2010 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 16, 2011 USD ($)	Mar. 26, 2013 USD ($)
Loss on contract cancellation								$ (28,241)	$ (1,307)	$ 0
Contract termination fees and other								0	0	33,293
Advances for drilling units under construction for the year								$ 0	623,984
Hull 1241
Size of vessels								176,000 dwt
Price per vessel	$ 54,164
Disposal Date								May 23, 2013
Hull 1242
Size of vessels								176,000 dwt
Price per vessel	$ 54,164
Disposal Date								Jun. 17, 2013
Hull 1241 and Hull 1242
Number of vessels								2
Vessels total sale price												$ 71,000
Impairment loss										31,617
Contract termination fees and other										10,245
Vessels H1259, H1260, H1261 and H1262
Number of vessels								4
Size of vessels								75,900 dwt
Price per vessel											$ 34,000
Loss on contract cancellation									$ (1,307)
Proceeds from collection of advance					$ 11,560
Very Large Ore Carriers | Ocean Freight Acquisition
Number of vessels								5
Fakarava
Delivery Date								September 10, 2012
Negonego (ex. H1229)
Delivery Date								May 23, 2013
Rangiroa (ex.H1228)
Delivery Date								June 18, 2013
Hull 1239
Delivery Date								Q4 2013
Hull 1240
Delivery Date								Q1 2014
Hull 1239 And Hull 1240
Number of vessels								2
Impairment loss										11,873
Contract termination fees and other										$ 18,305
Newbuilding Tanker Vessels (Aframax and Suezmax)
Number of vessels								12
Vessel/ Drilling unit acquisition contract price							$ 771,000
Aframax
Number of vessels								6
Suezmax
Number of vessels								6
Saga Aframax tanker
Disposal Date								Aug. 06, 2015
Delivery Date								January 18, 2011
Vilamoura Suezmax tanker
Disposal Date								Aug. 19, 2015
Delivery Date								March 23, 2011
Daytona Aframax tanker
Disposal Date								Sep. 10, 2015
Delivery Date								April 29, 2011
Belmar Aframax tanker
Disposal Date								Jul. 27, 2015
Delivery Date								October 7, 2011
Calida Aframax tanker
Disposal Date								Aug. 25, 2015
Delivery Date								January 3, 2012
Lipari Suezmax tanker
Disposal Date								Jul. 24, 2015
Delivery Date								April 25, 2012
Petalidi Suezmax tanker
Disposal Date								Jul. 16, 2015
Delivery Date								May 31, 2012
Alicante Tanker
Disposal Date								Oct. 29, 2015
Delivery Date								January 8, 2013
Mareta Aframax tanker
Disposal Date								Aug. 07, 2015
Delivery Date								January 15, 2013
Bordeira Suezmax tanker
Disposal Date								Jul. 21, 2015
Delivery Date								January 31, 2013
Esperona and Blanca | Novation Agreements for the sale of vessels
Number of vessels								2
Ocean Rig Mylos
Price per vessel			$ 608,000
Delivery Date								August 19, 2013
Ocean Rig Skyros
Price per vessel		$ 608,000
Delivery Date								December 20, 2013
Ocean Rig Athena
Price per vessel				$ 608,000
Delivery Date								March 24, 2014
Ocean Rig Apollo
Price per vessel						$ 683,000
Delivery Date								March 5, 2015
Ocean Rig
Number of options exercised								4
Total number of options								6